Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2018
Financial Instruments And Financial Risk Management [Abstract]
Financial instruments and financial risk management
19	Financial instruments and financial risk management

The Company’s financial instruments include cash and cash equivalents, trade receivables, financial assets, accounts payable and loans payable.

(a)	Financial assets and liabilities by category

	Amortized Cost	FVTPL	Total
At December 31, 2018	$	$	$
Financial assets
Cash and cash equivalents	21,832	-	21,832
Trade receivables (1)		19,199	19,199
Total Financial assets	21,832	19,199	41,031

Financial liabilities
Accounts payable	24,662	-	24,662
Loans payable	56,253	-	56,253
Total Financial liabilities	80,915	-	80,915

	Loans and receivables	Other financial liabilities	Total
At December 31, 2017	$	$	$
Financial assets
Cash and cash equivalents	23,878	-	23,878
Trade receivables (1)	20,613	-	20,613
Total Financial assets	44,491	-	44,491

Financial liabilities
Accounts payable	-	19,004	19,004
Loans payable	-	64,860	64,860
Total Financial liabilities	-	83,864	83,864

(1)Trade receivables exclude sales and income tax receivables.

(b)	Fair value of financial instruments

As at December 31, 2018 and 2017, the fair value of the financial instruments approximates their carrying value.

(c)	Fair value hierarchy

Financial instruments carried at fair value are categorized based on a three level valuation hierarchy that reflects the significance of inputs used in making the fair value measurements as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)

The Company’s metal concentrate sales are subject to provisional pricing with the selling prices adjusted at the end of the quotational period. The Company’s trade receivables are marked-to-market at each reporting period based on quoted forward prices for which there exists an active commodity market.

Level 3 – inputs for the asset or liability that are not based on observable market data.

At December 31, 2018 and 2017, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Statement of Financial Position are categorized as follows:

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Recurring measurements	$	$	$	$	$	$	$	$
Trade receivables (1)	-	19,199	-	19,199	-	20,613	-	20,613
	-	19,199	-	19,199	-	20,613	-	20,613

(1)Trade receivables exclude sales and income tax receivables.

There were no transfers between level 1 and level 2 during the years ended December 31, 2018 and 2017.

(d)	Financial risk management

The Company is exposed to financial risks, including credit risk, liquidity risk, currency risk, interest rate risk and price risk. The aim of the Company’s overall risk management strategy is to reduce the potential adverse effect that these risks may have on the Company’s financial position and results. The Company’s Board of Directors has overall responsibility and oversight of management’s risk management practices. Risk management is carried out under policies approved by the Board of Directors. The Company may from time to time, use foreign exchange contracts and commodity price future and forward contracts to manage its exposure to fluctuations in foreign currency and metals prices. The Company does not ordinarily enter into hedging arrangements to cover long term commodity price risk unless it has the obligation to so under a credit facility, which would be approved of the Board of Directors.

i)	Market Risk

(1)	Currency risk

Currency risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in foreign exchange rates. The Company and its subsidiaries’ financial instruments are exposed to currency risk where those instruments are denominated in currencies that are not the same as their functional currency; exchange gains and losses in these situations impact net income or loss. The Company’s sales of silver, copper, lead and zinc are denominated in United States dollars and the Company’s costs are incurred in Canadian dollars, United States dollars, Mexican pesos and Peruvian Nuevo Soles. The United States dollar is the functional currency of the Peruvian and Mexican entities. The Canadian dollar is the functional currency of all other entities. The company also holds cash and cash equivalents, trade and other receivables and accounts payable that are subject to currency risk.

The following are the most significant areas of exposure to currency risk:

	December 31, 2018
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	183	393	1,064	1,640
Income tax and other receivables	32	8,748	617	9,397
	215	9,141	1,681	11,037

Accounts payable and other liabilities	(1,268)	(22,865)	(19,632)	(43,765)

Total	(1,053)	(13,724)	(17,951)	(32,728)

	December 31, 2017
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	132	167	634	933
Income tax and other receivables	158	9,618	918	10,694
	290	9,785	1,552	11,627

Accounts payable and other liabilities	(1,461)	(30,674)	(21,838)	(53,973)

Total	(1,171)	(20,889)	(20,286)	(42,346)

The Company manages and monitors this risk with the objective of mitigating the potential adverse effect that fluctuations in currencies against the Canadian dollar and US dollar could have on the Company’s Consolidated Statement of Financial Position and Consolidated Statement of income (loss). As at December 31, 2018, the Company has not entered into any derivative contracts to mitigate this risk.

A 10% appreciation in the US dollar exchange rate against the Peruvian Nuevo Soles and the Mexican Peso based on the financial assets and liabilities held at December 31, 2018, with all the other variables held constant, would have resulted in an increase to the Company’s net income of $1,992 (increase in loss in 2017 of $4,118).

A 10% appreciation in the Canadian dollar exchange rate against the US dollar based on the financial assets and liabilities held at December 31, 2018 and 2017, with all the other variables held constant, would have resulted in a negligible impact to the Company’s net income (loss).

(2)	Interest rate risk

Interest rate risk is the risk that the fair values or future cash flows of the Company will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its loans payable (note 10). The Company monitors its exposure to interest rates closely and has not entered into any derivative contracts to manage its risk. The weighted average interest rate paid by the Company during the year ended December 31, 2018 on its loans and notes payable in Peru was 4.26% (2017 – 4.31%). With all other variables unchanged a 1% increase in the interest rate would have increased the Company’s net loss by $486 (2017 - $541). The interest rate paid by the Company during the year ended December 31, 2018 on its loans payable in Mexico was 5.63% (2017 – 5.74%). With all other variables unchanged a 1% increase in the interest rate would have increased the Company’s net income by $57 (2017 - $60).

(3)	Commodity price risk

Commodity price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments in the market.

As at December 31, 2018 and 2017, the Company had certain amounts related to the sales of concentrates that have only been provisionally priced. Commodity price risk exists solely in Mexico as the Company fixes metal prices with the purchaser of its concentrates for specific sales for which concentrates have been delivered. The Company’s exposure to commodity price risk is as follows:

	2018	2017
Commodity	$	$

10% decrease in silver prices	(62)	(27)
10% decrease in copper prices	(325)	(456)
10% decrease in lead prices	(1)	(1)
10% decrease in gold prices	(134)	(87)

As at December 31, 2018 and 2017, the Company did not have any forward contracts outstanding.

ii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligation as they fall due. The Company has in place planning, budgeting and forecasting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis and its expansion and development plans. The Company tries to ensure that it has sufficient committed credit facilities to meet its short-term operating needs, note 10.

In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following table summarizes the remaining contractual maturities and undiscounted cash flows as at December 31, 2018 of the Company’s financial liabilities and operating and capital commitments:

						As at December 31,
	Within 1 year	1-2 years	2-5 years	After 5 years	Total	2018
	$	$	$	$	$	$

Accounts payable and accrued liabilities	36,092	-	-	-	36,092	36,092
Loans payable	27,520	6,000	22,733	-	56,253	56,253
Interest on loans payable	198	127	250	-	575	575
Other liabilities	8,908	1,081	-	-	9,989	9,989
Total Commitments	72,718	7,208	22,983	-	102,909	102,909

In the opinion of management, the working capital at December 31, 2018, together with future cash flows from operations and available loan facilities, is sufficient to support the Company’s commitments through 2019.

iii)	Credit risk

Credit risk is the risk that the counterparty to a financial instrument might fail to discharge its obligations under the terms of a financial contract. Credit risk is primarily associated with trade receivables; however, it also arises on cash and cash equivalents. The Company sells its concentrate to large international organizations. The Company is exposed to significant concentration of credit risk given that all of its revenues from Peru and Mexico were from two customers at each of the locations. There are no significant provisions recorded for expected credit losses as at December 31, 2018.

The Company’s policy is to keep its cash and cash equivalents only with highly rated financial institutions and to only invest in government securities. The Company considers the risk of loss associated with cash and cash equivalents to be low. The counterparty to the financial asset is a large international financial institution with strong credit ratings and thus the credit risk is considered to be low.

The Company’s maximum exposure to credit risk is as follows:

	December 31,	December 31,
	2018	2017
	$	$
Cash and cash equivalents	21,832	23,878
Trade receivables	19,199	20,613
	41,031	44,491